Offerings - Offering: 1	Mar. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Senior Notes due 2032
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit | shares	0.99581
Maximum Aggregate Offering Price | $	$ 497,905,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 76,229.26
Offering Note
This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-285483) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.